Goodwill and Other Intangible Assets, net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Non-amortizable intangible assets	$ 1,798	$ 2,046
Amortizable intangible assets, gross carrying amount	1,940	2,046
Accumulated amortization	545	473
Total Other Intangible Assets, Gross Carrying Amount	$ 3,738	$ 4,092